Loans and Allowance for Credit Losses, PCI by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Purchased Credit-Impaired Loans [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	1,268	1,696
60.01-80%	3,855	5,555
80.01-100%	9,404	11,950
100.01-120%	9,550	9,641
Greater than 120%	14,564	15,361
No LTV/CLTV Available	103	220
Purchased Credit Impaired Loans	38,744	44,423
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	1,243	1,653
60.01-80%	3,806	5,513
80.01-100%	9,341	11,861
100.01-120%	9,471	9,525
Greater than 120%	14,318	15,047
No LTV/CLTV Available	100	89
Purchased Credit Impaired Loans	38,279	43,688
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	25	43
60.01-80%	49	42
80.01-100%	63	89
100.01-120%	79	116
Greater than 120%	246	314
No LTV/CLTV Available	3	131
Purchased Credit Impaired Loans	465	735
Purchased Credit Impaired Loans, Carrying Value	$ 206	$ 250